NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Summary of changes in liabilities arising from financing activities

	Financial	New bank
	instrument	loans and		Payable
	measured at	other	Lease	for issue
	FVTPL	borrowings	liabilities	costs	Total
	$’000	$’000	$’000	$’000	$’000
At January 1, 2022	297,563	10,468	2,888	—	310,919
Interest expense	—	295	133	—	428
Transaction costs for the issuance of convertible redeemable preferred shares	—	—	—	—	—
Additions	—	7,897	463	—	8,360
Disposal	—	—	—	—	—
Payment
– financing cash flows	—	(13,316)	(936)	—	(14,252)
– operating cash flows	—	—	—	—	—
Interest paid	—	(290)	(134)	—	(424)
Change in fair value	(7,195)	—	—	—	(7,195)
Exchange adjustment	—	(741)	(177)	—	(918)
At December 31, 2022	290,368	4,313	2,237	—	296,918
Interest expense	—	708	83	—	791
Transaction costs for the issuance of convertible redeemable preferred shares	—	—	—	—	—
Additions	—	50,234	—	—	50,234
Conversion into ordinary shares	(329,539)	—	—	—	(329,539)
Payment
– financing cash flows	—	(24,069)	(1,020)	—	(25,089)
– operating cash flows	—	—	—	—	—
Interest paid	—	(602)	(83)	—	(685)
Change in fair value	39,171	—	—	—	39,171
Exchange adjustment	—	(115)	(26)	—	(141)
At December 31, 2023	—	30,469	1,191	—	31,660

Summary of investment activities

	Dual currency		Wealth
	structured	investments at	management
	deposit	amortized cost	product	Total
	$’000	$’000	$’000	$’000
Year ended December 31, 2022
purchase	(14,900)	—	(44,080)	(58,980)
disposal	22,439	—	65,618	88,057
interest received	19	—	531	550
Year ended December 31, 2023
purchase	—	(31,849)	(7)	(31,856)
disposal	—	—	21,039	21,039
interest received	—	—	62	62